Subsequent Events	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
Vessel delivery and related debt drawdown
In January 2018, we took delivery of STI Esles II and STI Jardins, MR product tankers that were under construction from HMD. In December 2017, we drew down $21.5 million from our 2017 Credit Facility to partially finance the purchase of STI Esles II, and in January 2018, we drew down $21.5 million from our 2017 Credit Facility to partially finance the purchase of STI Jardins.
Declaration of dividend
On February 13, 2018, our Board of Directors declared a quarterly cash dividend of $0.01 per share, payable on or about March 27, 2018 to all shareholders of record as of March 12, 2018.
Convertible Senior Notes due 2019
On March 12, 2018, the conversion rate of the Convertible Notes was adjusted to reflect the Company's expected payment of a cash dividend on or about March 27, 2018 to all shareholders of record as of March 12, 2018. The new conversion rate for the notes is 99.2056 shares of the Company's common shares per $1,000 principal amount of the Convertible Notes, representing an increase of the prior conversion rate of 0.4313 shares for each $1,000 principal amount of the Convertible Notes.
Revised Master Agreement
In December 2017, we agreed to amend the Amended and Restated Master Agreement to amend and restate the technical management agreement thereunder subject to bank consents being obtained, which were subsequently obtained. On February 22, 2018, we entered into definitive documentation to memorialize the agreed amendments to the Amended and Restated Master Agreement under a deed of amendment, or the Amendment Agreement. The Amended and Restated Master Agreement as amended by the Amendment Agreement, or the Revised Master Agreement, is effective as from January 1, 2018.
Pursuant to the Revised Master Agreement, the fixed annual technical management fee was reduced from $250,000 per vessel to $175,000 per vessel, and certain services previously provided as part of the fixed fee are now itemized.  The aggregate cost, including the costs that are now itemized, for the services provided under the technical management agreement, are not expected to materially differ from the annual technical management fee charged prior to the amendment.
Amendment of Minimum Interest Coverage Ratio
In February and March 2018, we amended the ratio of EBITDA to net interest expense financial covenant on our secured credit facilities (wherever applicable) for the quarters ended June 30, 2018, September 30, 2018 and December 31, 2018. Under this amendment, the ratio was reduced to greater than 1.50 to 1.00 from 2.50 to 1.00.
Time Chartered-in Vessels
In January 2018, we entered into a new time charter-in agreement on a 2012 built, MR product tanker for one year at $14,000 per day.  We have an option to extend the charter for an additional year at $14,400 per day.  We took delivery of this vessel in March 2018.
In February 2018, we entered into a new time charter-in agreement on a 2013 built, LR2 product tanker for six months at $14,300 per day.  We have an option to extend the charter for an additional six months at $15,310 per day.  We took delivery of this vessel in February 2018.
2013 Equity Incentive Plan
In February 2018, our Board of Directors approved the reloading of the 2013 Equity Incentive Plan (the "Plan") and reserved an additional 5,122,448 common shares, par value $0.01 per share, of the Company for issuance pursuant to the plan.
In March 2018, we issued 5,002,448 shares of restricted stock to our employees and 120,000 shares to our directors for no cash consideration. The share price on the issuance date was $2.22 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
1,235,186	September 4, 2020
217,502	November 4, 2020
214,794	March 1, 2021
1,235,186	September 3, 2021
217,502	November 5, 2021
214,794	March 1, 2022
1,235,187	September 2, 2022
217,502	November 4, 2022
214,795	March 1, 2023
5,002,448

The vesting schedule of the restricted shares issued to our directors is (i) one-third of the shares vest on March 1, 2019, (ii) one-third of the shares vest on March 2, 2020, and (iii) one-third of the shares vest on March 1, 2021.